Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds I
Prospectus Date	rr_ProspectusDate	Aug. 31, 2017
Supplement [Text Block]	afi_SupplementTextBlock
AMG FUNDS I

AMG FQ Long-Short Equity Fund

(formerly AMG FQ U.S. Equity Fund)

Supplement dated January 2, 2018 to the Prospectus, dated August 31, 2017

The following information supplements and supersedes any information to the contrary relating to AMG FQ Long-Short Equity Fund, a series of AMG Funds I (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Fund has added an additional benchmark against which the Fund compares its performance. The additional benchmark is a blended benchmark, comprised of 50% Russell 3000® Index and 50% ICE BofAML 0-3 Month US Treasury Bill Index.

The first paragraph of the section under “Summary of the Fund – AMG FQ Long-Short Equity Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012, does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. Effective August 31, 2017, the Fund changed its name from “AMG FQ U.S. Equity Fund” to “AMG FQ Long-Short Equity Fund” and adopted the Fund’s current investment strategies. Prior to August 31, 2017 (and for periods shown below), the Fund focused on a U.S. equity strategy and generally did not take short equity positions although it did utilize an option overlay strategy that included the ability to both buy and sell short options. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

In addition, the Average Annual Total Returns Table in the section under “Summary of the Fund – AMG FQ Long-Short Equity Fund” titled “Performance” is hereby deleted and replaced with the following:

Average Annual Total Returns as of 12/31/16

AMG FQ Long-Short Equity Fund	1 Year	5 Years	10 Years
Class N Returns Before Taxes	9.67%	11.67%	5.38%
Class I Returns Before Taxes	10.05%	11.96%	5.65%
Class I Returns After Taxes on Distributions	8.48%	10.87%	4.78%
Class I Returns After Taxes on Distributions and Sale of Fund Shares	6.82%	9.49%	4.43%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	12.74%	14.67%	7.07%
50% Russell 3000® Index/50% ICE BofAML 0-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	6.55%	7.36%	4.44%

AMG FQ Long-Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afi_SupplementTextBlock
AMG FUNDS I

AMG FQ Long-Short Equity Fund

(formerly AMG FQ U.S. Equity Fund)

Supplement dated January 2, 2018 to the Prospectus, dated August 31, 2017

The following information supplements and supersedes any information to the contrary relating to AMG FQ Long-Short Equity Fund, a series of AMG Funds I (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Fund has added an additional benchmark against which the Fund compares its performance. The additional benchmark is a blended benchmark, comprised of 50% Russell 3000® Index and 50% ICE BofAML 0-3 Month US Treasury Bill Index.

The first paragraph of the section under “Summary of the Fund – AMG FQ Long-Short Equity Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012, does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. Effective August 31, 2017, the Fund changed its name from “AMG FQ U.S. Equity Fund” to “AMG FQ Long-Short Equity Fund” and adopted the Fund’s current investment strategies. Prior to August 31, 2017 (and for periods shown below), the Fund focused on a U.S. equity strategy and generally did not take short equity positions although it did utilize an option overlay strategy that included the ability to both buy and sell short options. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

In addition, the Average Annual Total Returns Table in the section under “Summary of the Fund – AMG FQ Long-Short Equity Fund” titled “Performance” is hereby deleted and replaced with the following:

Average Annual Total Returns as of 12/31/16

AMG FQ Long-Short Equity Fund	1 Year	5 Years	10 Years
Class N Returns Before Taxes	9.67%	11.67%	5.38%
Class I Returns Before Taxes	10.05%	11.96%	5.65%
Class I Returns After Taxes on Distributions	8.48%	10.87%	4.78%
Class I Returns After Taxes on Distributions and Sale of Fund Shares	6.82%	9.49%	4.43%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	12.74%	14.67%	7.07%
50% Russell 3000® Index/50% ICE BofAML 0-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	6.55%	7.36%	4.44%

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012, does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. Effective August 31, 2017, the Fund changed its name from “AMG FQ U.S. Equity Fund” to “AMG FQ Long-Short Equity Fund” and adopted the Fund’s current investment strategies. Prior to August 31, 2017 (and for periods shown below), the Fund focused on a U.S. equity strategy and generally did not take short equity positions although it did utilize an option overlay strategy that included the ability to both buy and sell short options. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
AMG FQ Long-Short Equity Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.67%
5 Years	rr_AverageAnnualReturnYear05	11.67%
10 Years	rr_AverageAnnualReturnYear10	5.38%
AMG FQ Long-Short Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.05%
5 Years	rr_AverageAnnualReturnYear05	11.96%
10 Years	rr_AverageAnnualReturnYear10	5.65%
AMG FQ Long-Short Equity Fund | Returns After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.48%
5 Years	rr_AverageAnnualReturnYear05	10.87%
10 Years	rr_AverageAnnualReturnYear10	4.78%
AMG FQ Long-Short Equity Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.82%
5 Years	rr_AverageAnnualReturnYear05	9.49%
10 Years	rr_AverageAnnualReturnYear10	4.43%
AMG FQ Long-Short Equity Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
AMG FQ Long-Short Equity Fund | 50% Russell 3000® Index/50% ICE BofAML 0-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.55%
5 Years	rr_AverageAnnualReturnYear05	7.36%
10 Years	rr_AverageAnnualReturnYear10	4.44%